Provisions for legal proceedings, judicial deposits and contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 3,010	$ 2,018	$ 2,199
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	737	716
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	466	306
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	1,504	820
Civil related environmental contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	$ 303	$ 176